Convertible Note Payable (Details) - USD ($)							1 Months Ended						3 Months Ended		6 Months Ended		12 Months Ended
	May 13, 2021	Apr. 09, 2021	Apr. 14, 2020	Apr. 07, 2020	Jan. 11, 2019	Nov. 08, 2018	Jun. 29, 2021	Apr. 28, 2021	Jan. 31, 2021	Apr. 30, 2020	Jan. 11, 2019	May 02, 2018	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Convertible Note Payable (Details) [Line Items]
Principal amount	$ 25,641	$ 89,744			$ 34,103		$ 76,923	$ 38,462	$ 95,000	$ 100,000	$ 34,103		$ 100,000		$ 100,000		$ 235,000
Original issue discount															150,000		150,000
Debt discount															$ 45,018		45,018
Debt accrued interest									$ 9,167	$ 0							$ 158,017
Aggregate of outstanding principal amount (in Shares)									12,452,413	502,955					3,948,278		18,944,773
Fair value of the warrants issued															$ 152,490		$ 152,490
Note purchase agreement, description				the Company closed a private placement of securities with Power Up Lending Group Ltd. (“Power Up”) pursuant to which Power Up purchased a Convertible Promissory Note (the “Power Up Note”) in the original principal amount of $83,000, with additional tranches of up to $1,000,000 in the aggregate over the next twelve (12) months, subject to the discretion of both parties. The Power Up Note is convertible into shares of the common stock of the Company at a price equal to 65% of the average of the two (2) lowest trading prices for the Company’s common stock during the twenty (20) trading day period ending on the latest complete trading day prior to the conversion date. The Power Up Note bears interest at 8% per annum and is due on October 7, 2021.
Amortization of discount															2,821	$ 2,137	7,179	$ 162,170
Accrued interest													853,080		853,080		701,794	$ 63,303
Conversion of stock description	the Company closed a private placement of securities with Pyram pursuant to which Pyram purchased the Pyram Note in the original principal amount of $25,641. The Power Up Note is convertible into shares of the common stock of the Company at a price equal to 70% of the average closing prices for the Company’s common stock during the ten (10) trading day period ending on the latest complete trading day prior to the conversion date. The Power Up Note bears interest at 12% per annum and is due on November 12, 2021.	the Company closed a private placement of securities with Pyram LC Architecture Limited. (“Pyram”) pursuant to which Pyram purchased a Convertible Promissory Note (the “Pyram Note”) in the original principal amount of $89,744. The Power Up Note is convertible into shares of the common stock of the Company at a price equal to 70% of the average closing prices for the Company’s common stock during the ten (10) trading day period ending on the latest complete trading day prior to the conversion date. The Power Up Note bears interest at 12% per annum and is due on October 8, 2021.					the Company closed a private placement of securities with Pyram pursuant to which Pyram purchased the Pyram Note in the original principal amount of $76,923. The Power Up Note is convertible into shares of the common stock of the Company at a price equal to 70% of the average closing prices for the Company’s common stock during the ten (10) trading day period ending on the latest complete trading day prior to the conversion date. The Power Up Note bears interest at 12% per annum and is due on December 28, 2021.	the Company closed a private placement of securities with Pyram pursuant to which Pyram purchased the Pyram Note in the original principal amount of $38,462. The Power Up Note is convertible into shares of the common stock of the Company at a price equal to 70% of the average closing prices for the Company’s common stock during the ten (10) trading day period ending on the latest complete trading day prior to the conversion date. The Power Up Note bears interest at 12% per annum and is due on October 28, 2021.
Amortization of discount													$ 0	$ 2,137	$ 2,821	$ 2,137
Iiad Note [Member]
Convertible Note Payable (Details) [Line Items]
Principal amount					34,103	$ 27,811					34,103
Debt accrued interest						$ 47,189					$ 15,897
Aggregate of outstanding principal amount (in Shares)						36,621					266,667
Investor [Member] | Iiad Note [Member]
Convertible Note Payable (Details) [Line Items]
Principal amount												$ 900,000
Warrants exercise price (in Dollars per share)												$ 7.18
Debt instrument convertible conversion price (in Dollars per share)												$ 6.7
Power Up Lending Group Ltd. [Member]
Convertible Note Payable (Details) [Line Items]
Principal amount																	127,820
Debt accrued interest																	$ 0
Aggregate of outstanding principal amount (in Shares)																	8,228,775
Black Ice Advisors, LLC [Member]
Convertible Note Payable (Details) [Line Items]
Principal amount																	$ 15,000
Debt accrued interest																	$ 0
Aggregate of outstanding principal amount (in Shares)																	987,180
Note purchase agreement, description			the Company issued a note to Black Ice (the “Black Ice Note”) in the original principal amount of $110,000.The Black Ice Note contains an original issue discount of $10,000 which will be reflected as a debt discount and amortized over the Black Ice Note term. The Black Ice Note is convertible into shares of the common stock of the Company at a price equal to 60% of the lowest trading price of the Company’s common stock for the fifteen (15) prior trading days including the day upon which a Notice of Conversion is received by the Company. The Black Ice Note bears interest at 10% per annum and is due on April 14, 2021.
Convertible Debt [Member] | Iiad Note [Member]
Convertible Note Payable (Details) [Line Items]
Term of warrants												2 years
Warrants to purchase common stock (in Shares)												134,328
Original issue discount												$ 150,000
Debt discount												$ 45,018
Due date description												The Iliad Note bears interest at 10% per annum, is unsecured, and is due on the date that is fifteen months from May 2, 2018.
Redemption conversion price description												The conversion price for each Redemption Conversion (the “Redemption Conversion Price”) shall be the lesser of (a) the Lender Conversion Price, and (b) the Market Price; provided, however, in no event shall the Redemption Conversion Price be less than $2.00 per share (“Conversion Price Floor”) unless the Company waived the Conversion Price Floor.
Iiad Note [Member]
Convertible Note Payable (Details) [Line Items]
Principal amount						$ 27,811
Debt accrued interest					$ 15,897	$ 47,189
Aggregate of outstanding principal amount (in Shares)					266,667	36,621				10,059
Iiad Note [Member] | Investor [Member]
Convertible Note Payable (Details) [Line Items]
Principal amount												$ 900,000
Warrants exercise price (in Dollars per share)												$ 7.18
Debt instrument convertible conversion price (in Dollars per share)												$ 6.7
Iiad Note [Member] | Convertible Debt [Member]
Convertible Note Payable (Details) [Line Items]
Term of warrants												2 years
Warrants to purchase common stock (in Shares)												134,328
Original issue discount												$ 150,000
Debt discount												$ 45,018
Due date description												The Iliad Note bears interest at 10% per annum, is unsecured, and is due on the date that is fifteen months from May 2, 2018.
Redemption conversion price description												The conversion price for each Redemption Conversion (the “Redemption Conversion Price”) shall be the lesser of (a) the Lender Conversion Price, and (b) the Market Price; provided, however, in no event shall the Redemption Conversion Price be less than $2.00 per share (“Conversion Price Floor”) unless the Company waive the Conversion Price Floor.